Long Term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Long-term Investments [Abstract]
Cost method investments	$ 8,078	¥ 56,087	¥ 48,696
Equity method investments	33,827	234,863	150,211
Available-for-sale investments	1,141	7,921	2,597
Long term investments	$ 43,046	¥ 298,871	¥ 201,504